                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Advest, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Advest, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST


                      Supplement to the Current Prospectus


         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Robert W. Baird & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Robert W. Baird & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                    The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay J.C. Bradford & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay J.C. Bradford & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                         MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Cowen & Company 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Cowen & Company an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Gruntal & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Gruntal & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Morgan Keegan & Company, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Morgan Keegan & Company, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Piper Jaffray, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Piper Jaffray, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Principal Financial Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Principal Financial Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                         MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Rauscher Pierce Refsnes, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Rauscher Pierce Refsnes, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Roney & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Roney & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus


         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Scott & Stringfellow, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Scott & Stringfellow, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay M.L. Stern & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay M.L. Stern & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Sutro & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Sutro & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.